Debt	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Debt

NOTE 13 DEBT

Revolving Credit Facilities

At December 31, 2011, TDS and U.S. Cellular had revolving credit facilities available for general corporate purposes. Amounts under the revolving credit facilities may be borrowed, repaid and reborrowed from time to time from and after December 17, 2010 until maturity in December 2015. Neither TDS nor U.S. Cellular borrowed under their current or previous revolving credit facilities in 2011, 2010 or 2009 except for letters of credit.

TDS' and U.S. Cellular's interest cost on their revolving credit facilities is subject to increase if their current credit ratings from Standard & Poor's Rating Services, Moody's Investors Service or Fitch Ratings are lowered, and is subject to decrease if the ratings are raised. The credit facilities would not cease to be available nor would the maturity date accelerate solely as a result of a downgrade in TDS' or U.S. Cellular's credit rating. However, a downgrade in TDS' or U.S. Cellular's credit rating could adversely affect their ability to renew the credit facilities or obtain access to other credit facilities in the future.

The maturity date of any borrowings under the TDS and U.S. Cellular revolving credit facilities would accelerate in the event of a change in control.

The following table summarizes the terms of such revolving credit facilities as of December 31, 2011:

(Dollars in millions)	TDS	U.S. Cellular
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding	$0.2	$0.2
Amount borrowed	$—	$—
Amount available for use	$399.8	$299.8
Fees on borrowing capacity, rate	0.38%	0.41%
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	0.50%	0.50%
LIBOR	0.30%	0.30%
Contractual spread	0.20%	0.20%
Range of commitment fees (2)
Low	0.20%	0.20%
High	0.45%	0.45%
Fees recognized
2011	$1.5	$1.2
2010	$4.8	$3.8
2009	$7.0	$5.9
Agreement date	December 2010	December 2010
Maturity date	December 2015	December 2015

  Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS' credit rating or, at TDS' or U.S. Cellular's option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

  The revolving credit facilities have commitment fees based on the senior unsecured debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

The continued availability of the revolving credit facilities requires TDS and U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. TDS and U.S. Cellular believe they were in compliance as of December 31, 2011 with all covenants and other requirements set forth in the revolving credit facilities.

In connection with U.S. Cellular's revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular's revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105,000,000, and (ii) refinancing indebtedness in excess of $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular's revolving credit agreement. As of December 31, 2011, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.

At December 31, 2011, TDS has recorded $8.6 million of issuance costs related to the revolving credit facilities which is included in Other assets and deferred charges in the Consolidated Balance Sheet.

Long-Term Debt

Long-term debt at December 31, 2011 and 2010 was as follows:

December 31,				2011	2010
(Dollars in thousands)	Issuance date	Maturity date	Call date (1)
TDS:
Unsecured Senior Notes (2)(3)
6.625%	March 2005	March 2045	March 2010	$116,250	$116,250
6.875%	November 2010	November 2059	November 2015	225,000	225,000
7.0%	March 2011	March 2060	March 2016	300,000	—
Series A Notes
7.6% (4)(5)	December 2001	December 2041	December 2006	—	282,500
Purchase contracts averaging 6.0%		Through 2021		1,097	1,097
Total Parent				642,347	624,847
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes (2)(3)
6.7%	December 2003 and June 2004	December 2033	December 2003	544,000	544,000
Less: 6.7% Unamortized discount				(9,889)	(10,343)
				534,111	533,657
6.95%	May 2011	May 2060	May 2016	342,000	—
7.5% (6)	June 2004	June 2034	June 2009	—	330,000
Obligation on capital leases				4,336	4,385
TDS Telecom -
Rural Utilities Service ("RUS") and other notes				1,976	2,283
Non-Reportable Segment -
Long-term notes, 4.4% to 6.9%		Through 2016		6,478	6,008
Obligation on capital leases				118	393
Total Subsidiaries				889,019	876,726
Total long-term debt				1,531,366	1,501,573
Less: Current portion of long-term debt				1,509	1,711
Total long-term debt, excluding current portion				$1,529,857	$1,499,862

  TDS may redeem callable notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

  Interest on the notes is payable quarterly on Senior Notes outstanding at December 31, 2011, with the exception of U.S. Cellular's 6.7% note where interest is payable semi-annually.

  Capitalized debt issuance costs totaled $7.6 million, $9.7 million, and $11.0 million for the TDS 6.875% and 7.0% Senior Notes and the U.S. Cellular 6.95% Senior Notes, respectively. These amounts will be amortized over the life of the respective notes. Such issuance costs are included in Other assets and deferred charges.

  On December 27, 2010, TDS used the net proceeds from the issuance of the 6.875% Senior Notes to redeem $217.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. As a result, $282.5 million of such unsecured 7.6% Series A Notes remained outstanding on December 31, 2010. This redemption required TDS to write-off to interest expense $5.6 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2010. Remaining issuance costs were included in Other assets and deferred charges at December 31, 2010.

  On May 2, 2011, TDS used substantially all of the net proceeds from the issuance of the 7.0% Senior Notes to redeem $282.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This represented the entire outstanding amount of the 7.6% Series A Notes. This redemption required TDS to write-off to interest expense $7.2 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2011.

  On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.

The annual requirements for principal payments on long-term debt are approximately $1.5 million, $1.2 million, $1.5 million, $2.2 million and $3.1 million for the years 2012 through 2016, respectively.

The covenants associated with TDS and its subsidiaries' long-term debt obligations, among other things, restrict TDS' ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

TDS' long-term debt indentures do not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in TDS' credit rating. However, a downgrade in TDS' credit rating could adversely affect its ability to obtain long-term debt financing in the future.